Pension Liabilities, Net (Schedule of assumptions used) (Details)	Dec. 31, 2023	Dec. 31, 2022
Liability, Defined Benefit Plan [Abstract]
Discount rate	3.10%	3.00%
Rate of compensation increase	3.25%	3.50%